Expense Example, No Redemption - Franklin Templeton Moderately Conservative Model Portfolio	May 01, 2021 USD ($)
Class I
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 78
Expense Example, No Redemption, 3 Years	286
Expense Example, No Redemption, 5 Years	512
Expense Example, No Redemption, 10 Years	1,160
Class II
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	103
Expense Example, No Redemption, 3 Years	354
Expense Example, No Redemption, 5 Years	625
Expense Example, No Redemption, 10 Years	$ 1,396